Intangible assets - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 0	€ 0
Description to measure fair value less costs of disposal	Several methodologies are applied to arrive at the best estimate of the recoverable amount. In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). Fair value less costs of disposal is based on observable share prices (Level 1 inputs in the fair value hierarchy), observable Price-to-Book multiples of relevant peer banks (Level 2), or based on a discounted free cash flow model (Level 3). The VIU calculation is based on a Dividend Discount model using four year management approved plans. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates.
Bonds maturity year	30 years
Intangible assets	€ 1,916,000,000	€ 1,839,000,000
Wholesale Banking [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 20,000,000
Intersoftware Group [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired	80.00%
Intersoftware Group [Member] | Retail Netherlands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Recognition of goodwill	€ 16,000,000
Payvision [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired		75.00%
Makelaarsland [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired		90.00%
Payvision and Makelaarsland [Member] | Wholesale Banking [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Recognition of goodwill		€ 188,000,000
Payvision and Makelaarsland [Member] | Retail Netherlands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Recognition of goodwill		14,000,000
Software and other intangible assets [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 741,000,000	€ 624,000,000